PURISMA FUNDS

                         Supplement dated July 21, 2000
                                to the Prospectus
                             Dated December 7, 1999


EFFECTIVE AUGUST 1, 2000, Firstar Mutual Fund Services, LLC, 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207, will replace Countrywide Fund Services, Inc. as the Funds' Transfer Agent and Fund Accountant.

EFFECTIVE AUGUST 15, 2000, Firstar Bank, N.A., 777 East Wisconsin Avenue, Milwaukee, WI 53202, will replace UMB Bank, N.A. as the Funds' Custodian.

The section "HOW TO PURCHASE & REDEEM SHARES" on page 8 of the Prospectus will be updated with the following information:

The Funds' new mailing address:

     The Purisima Funds
     c/o Firstar Mutual Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI  53201-0701

The Fund's new overnight address:

     The Purisima Funds
     c/o Firstar Mutual Funds Services, LLC
     615 E. Michigan Street, 3rd Floor
     Milwaukee, WI  53202-5207

The Fund's new wiring instructions:

     Firstar Bank, N.A.
     777 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202
     ABA# 075000022
     Credit: Firstar Mutual Fund Services, LLC
     Account # 12952137
     Further Credit: Purisima Funds
     Name of shareholder and Account number (if known)
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                                 PURISIMA FUNDS
                         Supplement dated July 21, 2000
                   to the Statement of Additional Information
                             Dated December 7, 1999

EFFECTIVE AUGUST 1, 2000, Firstar Mutual Fund Services, LLC, 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207, will replace Countrywide Fund Services, Inc. as the Funds' Transfer Agent and Fund Accountant, and Firstar Bank, N.A., 777 East Wisconsin Avenue, Milwaukee, WI 53202, will replace UMB Bank, N.A. as the Funds' Custodian.